RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation right-of-use assets		$ 814,220	$ 507,688
Right-of-use assets		$ 12,573,710	1,077,241
Weighted average discount rate utilized to calculate the present value of the lease liabilities		7.71%
Weighted average remaining life of lease		22 years
Buildings Related Party [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets		$ 11,149,101
University of antelope valley [member] | Buildings Related Party [Member]
IfrsStatementLineItems [Line Items]
[custom:RightOfUseAssetsLeaseTerm]	12 years
Right-of-use assets	$ 11,149,101